Provisions - Reconciliation of Site Restoration Provision (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Provisions
Non-current	$ 10,238	$ 9,722
Site restoration provision
Provisions
Beginning balance	9,722
Ending balance	10,238	9,722
Non-current	10,238	9,722
Site restoration provision for Blanket mine
Provisions
Beginning balance	5,474	5,280
Unwinding of discount (note 14)	263	255
Change in estimate (Blanket Mine) (note 14)	124	(61)
Ending balance	5,861	5,474
Site restoration provision for Motapa, Maligreen, and Bilboes
Provisions
Beginning balance	4,248	4,384
Ending balance	4,377	4,248
Site restoration provision for Motapa
Provisions
Change in estimate (Blanket Mine) (note 14)	20	87
Site restoration provision for Maligreen
Provisions
Change in estimate (Blanket Mine) (note 14)	13	78
Site restoration provision for Bilboes Gold
Provisions
Change in estimate (Blanket Mine) (note 14)	$ 96	$ (301)